Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2022
Accumulative Other Comprehensive Income Balances [Abstract]
Summary of Other Comprehensive Income
Table 24.1 provides the components of other comprehensive income (OCI), reclassifications to net income by income statement line item, and the related tax effects.

Table 24.1: Summary of Other Comprehensive Income

	Twelve months ended December 31,
	2022			2021			2020
(in millions)	Before tax	Tax effect	Net of tax	Before tax	Tax effect	Net of tax	Before tax	Tax effect	Net of tax
Debt securities:
Net unrealized gains (losses) arising during the period	$(14,320)	3,526	(10,794)	(3,070)	759	(2,311)	2,317	(570)	1,747
Reclassification of net (gains) losses to net income	391	(97)	294	(82)	18	(64)	(341)	81	(260)
Net change	(13,929)	3,429	(10,500)	(3,152)	777	(2,375)	1,976	(489)	1,487
Derivatives and hedging activities:
Fair Value Hedges:
Change in fair value of excluded components on fair value hedges (1)	87	(21)	66	81	(20)	61	(31)	7	(24)
Cash Flow Hedges:
Net unrealized gains (losses) arising during the period on cash flow hedges	(1,541)	381	(1,160)	(12)	3	(9)	10	(2)	8
Reclassification of net (gains) losses to net income	6	(2)	4	143	(36)	107	219	(54)	165
Net change	(1,448)	358	(1,090)	212	(53)	159	198	(49)	149
Defined benefit plans adjustments:
Net actuarial and prior service gains (losses) arising during the period	(141)	35	(106)	200	(50)	150	(510)	126	(384)
Reclassification of amounts to noninterest expense (2)	343	(83)	260	261	(62)	199	266	(63)	203
Net change	202	(48)	154	461	(112)	349	(244)	63	(181)
Debit valuation adjustments (DVA):
Net unrealized gains (losses) arising during the period	(8)	2	(6)	—	—	—	—	—	—
Reclassification of net (gains) losses to net income	—	—	—	—	—	—	—	—	—
Net change	(8)	2	(6)	—	—	—	—	—	—
Foreign currency translation adjustments:
Net unrealized gains (losses) arising during the period	(232)	(3)	(235)	(30)	1	(29)	52	(2)	50
Reclassification of net (gains) losses to net income	—	—	—	(1)	—	(1)	—	—	—
Net change	(232)	(3)	(235)	(31)	1	(30)	52	(2)	50
Other comprehensive income (loss)	$(15,415)	3,738	(11,677)	(2,510)	613	(1,897)	1,982	(477)	1,505
Less: Other comprehensive income (loss) from noncontrolling interests, net of tax			2			(1)			—
Wells Fargo other comprehensive income (loss), net of tax			$(11,679)			(1,896)			1,505
(1)Represents changes in fair value of cross-currency swaps attributable to changes in cross-currency basis spreads, which are excluded from the assessment of hedge effectiveness and recorded in other comprehensive income.
(2)These items are included in the computation of net periodic benefit cost (see Note 21 (Employee Benefits) for additional information).

Accumulated OCI Balances
Table 24.2 provides the accumulated OCI (AOCI) balance activity on an after-tax basis.

Table 24.2: Accumulated OCI Balances

(in millions)	Debt securities	Fair value hedges (1)	Cash flow hedges (2)	Defined benefit plans adjustments	Debit valuation adjustments (DVA)	Foreign currency translation adjustments	Accumulated other comprehensive income (loss)
Balance, December 31, 2019	$1,552	(180)	(298)	(2,223)	—	(162)	(1,311)
Net unrealized gains (losses) arising during the period	1,747	(24)	8	(384)	—	50	1,397
Amounts reclassified from accumulated other comprehensive income	(260)	—	165	203	—	—	108
Net change	1,487	(24)	173	(181)	—	50	1,505
Less: Other comprehensive income from noncontrolling interests	—	—	—	—	—	—	—
Balance, December 31, 2020	3,039	(204)	(125)	(2,404)	—	(112)	194
Net unrealized gains (losses) arising during the period	(2,311)	61	(9)	150	—	(29)	(2,138)
Amounts reclassified from accumulated other comprehensive income	(64)	—	107	199	—	(1)	241
Net change	(2,375)	61	98	349	—	(30)	(1,897)
Less: Other comprehensive loss from noncontrolling interests	(1)	—	—	—	—	—	(1)
Balance, December 31, 2021 (3)	665	(143)	(27)	(2,055)	—	(142)	(1,702)
Net unrealized gains (losses) arising during the period	(10,794)	66	(1,160)	(106)	(6)	(235)	(12,235)
Amounts reclassified from accumulated other comprehensive income	294	—	4	260	—	—	558
Net change	(10,500)	66	(1,156)	154	(6)	(235)	(11,677)
Less: Other comprehensive income from noncontrolling interests	—	—	—	—	—	2	2
Balance, December 31, 2022 (3)	$(9,835)	(77)	(1,183)	(1,901)	(6)	(379)	(13,381)
(1)Substantially all of the amounts for fair value hedges are foreign exchange contracts.
(2)Substantially all of the amounts for cash flow hedges are interest rate contracts.
(3)AOCI related to debt securities includes after-tax unrealized gains or losses associated with the transfer of securities from AFS to HTM of $3.7 billion and $680 million at December 31, 2022 and 2021, respectively. These amounts are subsequently amortized from AOCI into earnings over the same period as the related unamortized premiums and discounts.